COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025
Loss Contingencies [Line Items]
Legal provision accrued	$ 182	$ 148
Litigation settlement, amount awarded to other party	200
Galaxy Digital Holdings, LP
Loss Contingencies [Line Items]
Legal provision accrued	$ 182